Note 9 - Administrative Expenses - Components of Administrative Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Investor relations			$ 174	$ 255
Audit fee			124	118
Advisory services fee			272	195
Listing fees			190	170
Directors fees company			140	112
Directors fees Blanket			20	8
Employee costs			1,588	1,383
Other office administration costs			229	309
Travel costs			85	138
Eersteling Gold Mine administration costs				17
Administrative expenses	$ 1,275	$ 1,309	$ 2,822	$ 2,705